Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenue	$ 8,971	$ 10,251	$ 9,779
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	2,459	3,113	4,301
PC Massively Multiplayer Online Games
Revenue from External Customer [Line Items]
Revenue	1,560	1,670	1,908
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	4,674	2,807	1,914
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 278	955	76
Cloud Computing Services
Revenue from External Customer [Line Items]
Revenue		$ 1,706	$ 1,580